Goodwill And Intangible Assets (Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of period	$ 626,527	$ 624,224
Acquisitions	23,941	2,303
Amounts allocated to divestitures	(33,797)
Balance at end of period	616,671	626,527
Mideast Group [Member]
Goodwill [Line Items]
Balance at beginning of period	122,052	119,749
Acquisitions		2,303
Balance at end of period	122,052	122,052
Southeast Group [Member]
Goodwill [Line Items]
Balance at beginning of period	105,870	105,870
Acquisitions
Amounts allocated to divestitures	(33,797)
Balance at end of period	72,073	105,870
West Group [Member]
Goodwill [Line Items]
Balance at beginning of period	398,605	398,605
Acquisitions	23,941
Balance at end of period	$ 422,546	$ 398,605